Other Non-Current Assets - Disclosure of Movement in Rand Mutual Assurance (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2018
Reconciliation of changes in equity instruments held
Balance at beginning of year	R 8
Capital dividend received	(30)	R 0	R 0
Balance at end of year	59	8
Rand Mutual Assurance
Reconciliation of changes in equity instruments held
Balance at beginning of year	0	0
Fair value on adoption of IFRS 9				R 82
Capital dividend received	(30)	0
Balance at end of year	R 52	R 0	R 0